Subsequent Events (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of derivative instruments
As of March 31, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April - December 2014	1,620,000	$98.67
January - March 2015	211,000	99.54

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April 2014	30,000	$109.70
The following table presents the terms of the contracts:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.00	May 2014	-	April 2015

As of June 30, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
July - December 2014	1,288,000	$98.64
January - April 2015	331,000	99.71

As of December 31, 2013, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - December 2014	944,000	$98.78
January 2015	31,000	101.00

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - April 2014	120,000	$109.70
The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.60	March 2014	-	February 2015
The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$96.75	February 2014	-	January 2015